AMENDMENT

TO SUB-ADVISORY AGREEMENT

THIS AMENDMENT (“Amendment”) to the Sub-Advisory Agreement (“Agreement”) dated December 10, 2018, by and between Mercer Investments LLC (formerly known as Mercer Investment Management, Inc.), a Delaware limited liability company (the “Advisor”), and Veritas Asset Management LLP, a limited liability partnership (the “Sub-Advisor”), is made as of _______June 5_________, 2024.

RECITALS

WHEREAS, pursuant to the Agreement, the Advisor has engaged the Sub-Advisor to assist the Advisor in the provision of a continuous investment program for that portion of one or more of the Trust’s series’ assets which the Advisor has assigned to the Sub-Advisor;

WHEREAS, as compensation for the Sub-Advisor’s services rendered pursuant to the Agreement, the Advisor shall pay the Sub-Advisor a fee set forth in Exhibit A of the Agreement;

WHEREAS, the parties desire to amend the fee schedule set forth in Exhibit A of the Agreement; and

WHEREAS, Section 15 of the Agreement provides that the parties may mutually agree to amend the Agreement by a written instrument signed by both the Advisor and the Sub-Advisor.

AGREEMENT

NOW THEREFORE, in consideration of the promises and mutual agreements set forth herein, the parties hereby agree to amend the Agreement, as follows:

1.                  Effective as of June 4, 2024, Exhibit A of the Agreement, “Fee Schedule”, is hereby deleted and replaced with the Exhibit A attached to this Amendment.

2.                  All other terms and provisions of the Agreement shall remain in full force and effect, except as modified hereby.

[Signature page to follow.]

            IN WITNESS WHEREOF, the parties have executed this Amendment as of the date first written above.

Mercer Investments LLC (f/k/a Mercer Investment Management, Inc.)

By:

Name: Larry Vasquez

Title:   Senior Portfolio Manager - Equities

Veritas Asset Management LLP

By:

Name: Nicola Smith

Title:   Chief Operating Officer

EXHIBIT A

SUB-ADVISORY AGREEMENT

BETWEEN

MERCER INVESTMENTS LLC AND

Veritas Asset Management LLP

Mercer GLOBAL LOW VOLATILITY EQUITY fUND

Fee Schedule

Effective Date: June 4, 2024

As compensation for the Sub-Advisor’s services hereunder, the Sub-Advisor shall be paid by the Advisor a quarterly fee, payable in arrears and in US dollars, calculated pursuant to the following schedule:

Aggregate Net Value of Assets*	Annual Fee
Less than $600,000,000	42.5 bps on all assets
Equal to or greater than $600,000,000	40 bps on all assets

For the avoidance of doubt, at each breakpoint in the above fee schedule, the applicable fee rate resets to apply to all assets.

* Average assets under management by the Sub-Advisor across all low volatility equity mandates with the Advisor or any affiliate of the Advisor (the “Mercer Low Volatility Equity Mandates”).

Computation

The fee will be calculated (the “Calculation”) and accrued daily and payable quarterly in arrears following the last day of each calendar quarter.  As soon as possible, but no later than thirty (30) days, after the end of each calendar quarter, the Sub-Advisor shall send to the Advisor an invoice of the Calculation in reasonable detail of the fee for the calendar quarter then ended as of the close of business on the last day of such calendar quarter based on the daily net asset value for each day of such calendar quarter, as reflected in the Sub-Advisor’s books and records.  The Advisor may approve or disapprove the Calculation within thirty (30) business days of its receipt.  In the event that the Calculation has been accurately prepared in accordance with the terms of the Agreement, the Advisor shall pay the fee to the Sub-Advisor within thirty (30) business days after receipt of such invoice.  In the event of a dispute between the parties regarding the accuracy of the Calculation, it is hereby agreed that all discussions in resolution of such dispute will be conducted promptly and in good faith.

The foregoing fee shall be accrued for each calendar day and the sum of the daily fee accruals shall be paid quarterly in arrears by the Advisor to the Sub-Advisor as described herein.  The daily fee accruals will be computed by multiplying the fraction of one over the number of calendar days in the year by the applicable annual rate set forth in the schedule above and multiplying this product by the net assets of the Sub-Advisor’s Assets, as determined by the Sub-Advisor as of the close of business on the previous business day on which the Trust was open for business (or at the end of the most recent business day if the previous day was not a business day).

If the Agreement is terminated prior to the end of any calendar quarter, the fee shall be prorated for the portion of any quarter in which the Agreement is in effect according to the proportion which the number of calendar days, during which the Agreement is in effect, bears to the number of calendar days in the quarter.